Exhibit 99.1

Hyundai Auto Receivables Trust 2013-C
Monthly Servicing Report

Collection Period	June 2015
Distribution Date	7/15/2015
Transaction Month	22
30/360 Days	30
Actual/360 Days	30

I. ORIGINAL DEAL PARAMETERS

Cut off Date:	August 17, 2013
Closing Date:	September 18, 2013

	Dollars	Units	WAC	WARM
Original Pool Balance:	$1,341,935,073.70	70,050	3.55%	58.76
Original Adj. Pool Balance:	$1,294,029,653.21

		Dollar Amount	% of Pool	Note Rate	Final Payment Date
Class A-1 Notes	Fixed	$250,000,000.00	18.630%	0.22000%	September 15, 2014
Class A-2 Notes	Fixed	$410,000,000.00	30.553%	0.57000%	June 15, 2016
Class A-3 Notes	Fixed	$419,000,000.00	31.224%	1.01000%	February 15, 2018
Class A-4 Notes	Fixed	$118,630,000.00	8.840%	1.55000%	March 15, 2019
Class B Notes	Fixed	$23,290,000.00	1.736%	2.10000%	March 15, 2019
Class C Notes	Fixed	$34,940,000.00	2.604%	2.48000%	March 15, 2019
Class D Notes	Fixed	$28,470,000.00	2.122%	3.09000%	January 15, 2020
Total Securities		$1,284,330,000.00	95.707%

Overcollateralization		$9,699,653.21	0.723%
YSOA		$47,905,420.49	3.570%
Total Original Pool Balance		$1,341,935,073.70	100.00%

II. POOL BALANCE AND PORTFOLIO INFORMATION

	Beginning of Period		Ending of Period		Change
	Balance	Note Factor	Balance	Note Factor
Class A-1 Notes	$-	-	$-	-	$-
Class A-2 Notes	$-	-	$-	-	$-
Class A-3 Notes	$356,042,120.84	0.8497425	$328,360,430.13	0.7836764	$27,681,690.71
Class A-4 Notes	$118,630,000.00	1.0000000	$118,630,000.00	1.0000000	$-
Class B Notes	$23,290,000.00	1.0000000	$23,290,000.00	1.0000000	$-
Class C Notes	$34,940,000.00	1.0000000	$34,940,000.00	1.0000000	$-
Class D Notes	$28,470,000.00	1.0000000	$28,470,000.00	1.0000000	$-
Total Securities	$561,372,120.84	0.4370934	$533,690,430.13	0.4155400	$27,681,690.71

Weighted Avg. Coupon (WAC)	3.42%		3.42%
Weighted Avg. Remaining Maturity (WARM)	38.54		37.63
Pool Receivables Balance	$600,040,770.60		$571,342,678.05
Remaining Number of Receivables	48,893		47,811

Adjusted Pool Balance	$580,782,565.64		$553,100,874.93

III. COLLECTIONS

Principal:
Principal Collections	$27,792,376.89
Repurchased Contract Proceeds Related to Principal	$-
Recoveries/Liquidation Proceeds	$509,236.65
Total Principal Collections	$28,301,613.54

Interest:
Interest Collections	$1,698,922.73
Late Fees & Other Charges	$48,431.65
Interest on Repurchase Principal	$-
Total Interest Collections	$1,747,354.38

Collection Account Interest	$1,362.92
Reserve Account Interest	$161.10
Servicer Advances	$-

Total Collections	$30,050,491.94

Hyundai Auto Receivables Trust 2013-C
Monthly Servicing Report

Collection Period	June 2015
Distribution Date	7/15/2015
Transaction Month	22
30/360 Days	30
Actual/360 Days	30

IV. DISTRIBUTIONS

Total Collections	$30,050,491.94
Reserve Account Release	$-
Reserve Account Draw	$-
Total Available for Distribution	$30,050,491.94

		Amount Due	Interest Pymt Due but unpaid from prior periods	Amount Paid
1. Servicing Fee @1.00%:
Servicing Fee Due	1.00%	$500,033.98		$500,033.98	$500,033.98
Collection Account Interest					$1,362.92
Late Fees & Other Charges					$48,431.65
Total due to Servicer					$549,828.55

2. Class A Noteholders Interest:
Class A-1 Notes		$-		$-
Class A-2 Notes		$-		$-
Class A-3 Notes		$299,668.79		$299,668.79
Class A-4 Notes		$153,230.42		$153,230.42

Total Class A interest:		$452,899.21		$452,899.21	$452,899.21

3. First Priority Principal Distribution:		$-		$-	$-

4. Class B Noteholders Interest:		$40,757.50		$40,757.50	$40,757.50

5. Second Priority Principal Distribution:		$-		$-	$-

6. Class C Noteholders Interest:		$72,209.33		$72,209.33	$72,209.33

7. Third Priority Principal Distribution:		$-		$-	$-

8. Class D Noteholders Interest:		$73,310.25		$73,310.25	$73,310.25

Available Funds Remaining:					$28,861,487.10

9. Regular Principal Distribution Amount:					$27,681,690.71

	Distributable Amount	Paid Amount
Class A-1 Notes		$-
Class A-2 Notes		$-
Class A-3 Notes		$27,681,690.71
Class A-4 Notes		$-
Class A Notes Total:	$27,681,690.71	$27,681,690.71
Class B Notes Total:	$-	$-
Class C Notes Total:	$-	$-
Class D Notes Total:	$-	$-
Total Noteholders Principal	$27,681,690.71	$27,681,690.71

10. Required Deposit to Reserve Account			0.00

11. Trustee Expenses			0.00

12. Remaining Available Collections Released to Certificateholder			1,179,796.39

V. YIELD SUPPLEMENT OVERCOLLATERALIZATION AMOUNT (YSOA)

Beginning Period Required Amount	$19,258,204.96
Beginning Period Amount	$19,258,204.96
Current Period Amortization	$1,016,401.84
Ending Period Required Amount	$18,241,803.12
Ending Period Amount	$18,241,803.12
Next Distribution Date Required Amount	$17,255,115.51

VI. RESERVE ACCOUNT

Reserve Percentage of Initial Adjusted Pool Balance	0.25%
Beginning Period Required Amount	$3,235,074.13
Beginning Period Amount	$3,235,074.13
Current Period Release to Collection Account	$-
Current Period Deposit	$-
Current Period Release to Depositor	$-
Ending Period Required Amount (0.25% of APB of cut-off date)	$3,235,074.13
Ending Period Amount	$3,235,074.13

VII. OVERCOLLATERALIZATION

Overcollateralization Target	1.50%
Overcollateralization Floor	1.50%

	Beginning	Ending	Target
Overcollateralization Amount	$19,410,444.80	$19,410,444.80	$19,410,444.80
Overcollateralization as a % of Original Adjusted Pool	1.50%	1.50%	1.50%
Overcollateralization as a % of Current Adjusted Pool	3.34%	3.51%	3.51%

Hyundai Auto Receivables Trust 2013-C
Monthly Servicing Report

Collection Period	June 2015
Distribution Date	7/15/2015
Transaction Month	22
30/360 Days	30
Actual/360 Days	30

VIII. DELINQUENCY AND NET LOSS ACTIVITY

	Units Percent	Units	Dollars Percent	Dollar Amount
Current	98.69%	47,185	98.21%	$561,133,614.71
30 - 60 Days	1.05%	502	1.43%	$8,196,697.34
61 - 90 Days	0.21%	102	0.29%	$1,659,964.49
91 + Days	0.05%	22	0.06%	$352,401.51
		47,811		$571,342,678.05
Total
Delinquent Receivables 61 + days past due	0.26%	124	0.35%	$2,012,366.00
Delinquency Ratio 61+ for 1st Preceding Collection Period	0.31%	150	0.39%	$2,314,474.42
Delinquency Ratio 61+ for 2nd Preceding Collection Period	0.27%	133	0.35%	$2,189,176.02
Three-Month Average Delinquency Ratio	0.28%		0.36%

Repossession in Current Period		48		$743,489.26
Repossession Inventory		111		$566,644.78

Charge-Offs
Gross Principal of Charge-Off for Current Period				$905,715.66
Recoveries				$(509,236.65)
Net Charge-offs for Current Period				$396,479.01

Beginning Pool Balance for Current Period				$600,040,770.60

Net Loss Ratio				0.79%
Net Loss Ratio for 1st Preceding Collection Period				0.49%
Net Loss Ratio for 2nd Preceding Collection Period				0.28%
Three-Month Average Net Loss Ratio for Current Period				0.52%

Cumulative Net Losses for All Periods				$10,153,742.15
Cumulative Net Losses as a % of Initial Pool Balance				0.76%

Principal Balance of Extensions				$2,551,168.06
Number of Extensions				150